Investments in joint ventures	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investments in joint ventures

10.  Investment in joint venture

Accounting policy

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.

The Company’s investment in joint venture is stated in the statement of financial position at the Company’s share of net assets under the equity method of accounting, less any impairment losses. If applicable, adjustments are made to bring into line any dissimilar accounting policies that may exist. The Company’s share of the results and reserves of joint venture is included in the statement of profit or loss, other comprehensive income and changes in equity, respectively. Unrealized gains and losses resulting from transactions between the Company and its joint venture is eliminated to the extent of the Company investment in the joint venture, except where unrealized losses provide evidence of an impairment of the asset transferred. Goodwill arising from the acquisition of joint venture is included as part of the Company’s investment in joint venture and, when necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with it carrying amount.

The Company’s investment in joint venture is treated as non-current assets and are stated at cost less any impairment losses.

Changes to investment in joint venture were as follows:

	Before reorganization
	Raízen Combustíveis	Raízen Energia	Reorganization (note 2)	Raízen S.A.
Shares issued by the joint venture	1,661,418,472	7,243,283,198	1,447,807,814	10,352,509,484
Shares held by Cosan	830,709,236	3,621,641,599	105,246,282	4,557,597,117
Cosan ownership interest	50%	50%	-6%	44.02%

At January 1, 2020	3,212,601	4,336,359	—	7,548,960
Interest in earnings of joint ventures	332,240	250,761	—	583,001
Other comprehensive (losses) income	376,053	(446,001)	—	(69,948)
Interest on capital	(73,388)	—	—	(73,388)
Dividends	—	(417)	—	(417)
At December 31, 2020	3,847,506	4,140,702	—	7,988,208
Interest in earnings of joint ventures (i)	448,124	(72,609)	4,215,116	4,590,631
Other comprehensive (losses) income	215,787	(491,548)	(73,416)	(349,177)
Interest on capital (ii)	(100,318)	—	(122,480)	(222,798)
Corporate reorganization (Note 2)	—	(3,204,832)	3,204,832	—
Dividends (ii)	(716,230)	(371,713)	17,742	(1,070,201)
At December 31, 2021	3,694,869	—	7,241,794	10,936,663

(i)   As disclosed in Note 2, the conclusion of Raízen's IPO and the acquisition of Biosev resulted in two capitalizations in Raízen's equity of R$6,599,987 and R$2,347,281, respectively. Such capitalizations resulted in a dilution of Cosan S.A.'s interest in Raízen without the loss of shared control, keeping the investment classified as a joint venture. The following are the gains and losses recognized for the period:

Reduction on previously held interest	(896,817)
Increase in investment due to cash contribution by non-controlling shareholders in the IPO	2,929,872
Exercise of subscription bonus - Hédera	1,043,347
Other comprehensive income *	(82,243)
Gain on dilution	2,994,159
Profit for the year under the equity method	1,596,472
Interest in earnings of joint venture	4,590,631

* Reclassification as part of the partial disposal.

(ii)    Proposed amount in the period, of which R$819,729 were paid.

The statement of financial position and statement of profit or loss of the joint ventures are disclosed in Note 5 – Segment information.

According to the terms of the Joint Venture - Raízen, Cosan is responsible for legal proceedings that existed before the formation of Raízen, net of judicial deposits on April 1, 2011, as well as tax installments under the terms of the tax amnesty and the Refinancing Program, or REFIS, recorded in “Other taxes payable.” In addition, Cosan granted Raízen access to a credit line (stand-by) in the amount of U.S.$350,000 thousand, unused on December 31, 2021.

As of December 31, 2021, the Company was in compliance with the covenants of the contracts that govern the respective joint venture.